SUMMARY OF REVENUES BY GEOGRAPHIC REGION (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 2,199	$ 5,031	$ 12,230	$ 5,207
Property and equipment, net	2,113	2,045	2,045	1,999
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Total
Property and equipment, net	31	34	34	61
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	2,199	5,031	12,230	5,207
Property and equipment, net	$ 2,082	$ 2,011	$ 2,011	$ 1,938